Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of detailed information about property plant and equipment explanatory
The following is a summary of the changes in carrying value of property, plant and equipment:

Particulars	Land		Buildings		Plant and equipment		Furniture, fixtures and office equipment		Vehicles		Total
Gross carrying value
Balance as of April 1, 2023	Rs.	4,318	Rs.	29,724	Rs.	98,643	Rs.	7,652	Rs.	1,976	Rs.	142,313
Additions		25		3,342		10,354		1,169		812		15,702
Disposals		(43)		(85)		(1,852)		(458)		(411)		(2,849)
Effect of changes in foreign exchange rates		9		51		556		6		(109)		513
Balance as of March 31, 2024	Rs.	4,309	Rs.	33,032	Rs.	107,701	Rs.	8,369	Rs.	2,268	Rs.	155,679

Balance as of April 1, 2024	Rs.	4,309	Rs.	33,032	Rs.	107,701	Rs.	8,369	Rs.	2,268	Rs.	155,679
Additions		85		4,972		14,396		1,583		1,073		22,109
Disposals (1)		(133)		(3,502)		(6,092)		(1,720)		(598)		(12,045)
Effect of changes in foreign exchange rates		(18)		151		(463)		9		120		(201)
Balance as of March 31, 2025	Rs.	4,243	Rs.	34,653	Rs.	115,542	Rs.	8,241	Rs.	2,863	Rs.	165,542

Accumulated Depreciation/Impairment loss
Balance as of April 1, 2023	Rs.	68	Rs.	13,693	Rs.	65,006	Rs.	6,044	Rs.	996	Rs.	85,807
Depreciation for the year		-		1,990		6,322		858		406		9,576
Impairment (1)		-		-		43		3		-		46
Disposals		-		(56)		(1,702)		(454)		(346)		(2,558)
Effect of changes in foreign exchange rates		2		27		395		5		(45)		384
Balance as of March 31, 2024	Rs.	70	Rs.	15,654	Rs.	70,064	Rs.	6,456	Rs.	1,011	Rs.	93,255

Balance as of April 1, 2024	Rs.	70	Rs.	15,654	Rs.	70,064	Rs.	6,456	Rs.	1,011	Rs.	93,255
Depreciation for the year		-		2,114		6,956		1,012		423		10,505
Impairment (1)		-		-		3		-		-		3
Disposals (1)		(73)		(3,323)		(6,000)		(1,283)		(345)		(11,024)
Effect of changes in foreign exchange rates		3		86		(244)		8		26		(121)
Balance as of March 31, 2025	Rs.	-	Rs.	14,531	Rs.	70,779	Rs.	6,193	Rs.	1,115	Rs.	92,618

Particulars	Land		Buildings		Plant and equipment		Furniture, fixtures and office equipment		Vehicles		Total
Net carrying value
As of March 31, 2023	Rs.	4,250	Rs.	16,031	Rs.	33,637	Rs.	1,608	Rs.	980	Rs.	56,506
As of March 31, 2024	Rs.	4,239	Rs.	17,378	Rs.	37,637	Rs.	1,913	Rs.	1,257	Rs.	62,424
Add: Capital-work-in-progress											Rs.	14,460
Add: Impairment reversal of Capital-work-in-progress (1)(2)												2
Total as of March 31, 2024											Rs.	76,886
As of March 31, 2025	Rs.	4,243	Rs.	20,122	Rs.	44,763	Rs.	2,048	Rs.	1,748	Rs.	72,924
Add: Capital-work-in-progress											Rs.	24,838
Less: Impairment of Capital-work-in-progress (1)												(1)
Total as of March 31, 2025											Rs.	97,761

(1)
This represents the impairment loss recognized on additions made during the year in respect of the subsidiary, Dr. Reddy’s Laboratories Louisiana, LLC, as the recoverable amount remained lower than the carrying amount. The subsidiary had been fully impaired during the previous year ended March 31, 2022.

During the year ended March 31, 2025, the Company divested its membership interest in this subsidiary and accordingly derecognized property, plant, and equipment that were fully depreciated and impaired. As a result, an amount of
Rs.6,038
was reduced from both the gross carrying amount and accumulated depreciation.

(Refer to Note 23 of these consolidated financial statements for further details on the divestment of Dr. Reddy’s Laboratories Louisiana, LLC.)

(2)	Reversal of impairment on capitalization of assets for the Shreveport Cash Generating Unit.

Summary of detailed information about Right-of-Use Assets
Below are the carrying amounts of right-of-use assets recognized and the movements during the year included in the above property, plant and equipment.

Particulars	Land		Buildings		Plant and equipment		Furniture, fixtures and office equipment		Vehicles		Total
Gross carrying value
Balance as of April 1, 2023	Rs.	84	Rs.	3,205	Rs.	3	Rs.	85	Rs.	978	Rs.	4,355
Additions		-		1,941		-		23		456		2,420
Disposals		-		(70)		-		(27)		(257)		(354)
Effect of changes in foreign exchange rates		1		(36)		-		1		(6)		(40)
Balance as of March 31, 2024	Rs.	85	Rs.	5,040	Rs.	3	Rs.	82	Rs.	1,171	Rs.	6,381

Balance as of April 1, 2024	Rs.	85	Rs.	5,040	Rs.	3		82		1,171	Rs.	6,381
Additions		-		2,353		-		-		614		2,967
Disposals		-		(1,215)		(3)		(82)		(443)		(1,743)
Effect of changes in foreign exchange rates		2		140		-		-		1		143
Balance as of March 31, 2025	Rs.	87	Rs.	6,318	Rs.	-	Rs.	-	Rs.	1,343	Rs.	7,748

Accumulated Depreciation
Balance as of April 1, 2023	Rs.	-	Rs.	2,006	Rs.	3	Rs.	49	Rs.	491	Rs.	2,549
Depreciation for the year		-		802		-		15		326		1,143
Disposals		-		(44)		-		(27)		(213)		(284)
Effect of changes in foreign exchange rates		-		(32)		-		1		(3)		(34)
Balance as of March 31, 2024	Rs.	-	Rs	2,732	Rs.	3	Rs.	38	Rs.	601	Rs.	3,374

Balance as of April 1, 2024	Rs.	-		2,732	Rs.	3	Rs.	38	Rs.	601	Rs.	3,374
Depreciation for the year		-		944		-		-		305		1,249
Disposals		-		(1,061)		(3)		(38)		(251)		(1,353)
Effect of changes in foreign exchange rates		-		52		-		-		(1)		51
Balance as of March 31, 2025	Rs.	-	Rs.	2,667	Rs.	-	Rs.	-	Rs.	654	Rs.	3,321

Net carrying value
As of April 1, 2023	Rs.	84	Rs.	1,199	Rs.	-	Rs.	36	Rs.	487	Rs.	1,806
As of March 31, 2024	Rs.	85	Rs.	2,308	Rs.	-	Rs.	44	Rs.	570	Rs.	3,007
As of March 31, 2025	Rs.	87	Rs.	3,651	Rs.	-	Rs.	-	Rs.	689	Rs.	4,427

Summary of detailed information about amounts recognized in Income statement for Right-of-Use Assets
The following are the amounts recognized in income statement:

	For the Year Ended March 31,
	2025		2024
Depreciation expense of right-of-use assets	Rs.	1,249	Rs.	1,143
Interest expense on lease liabilities		391		256